Other income net - Summary of Other Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue [abstract]
Interest income on financial assets carried at amortized cost		$ 128	$ 107	$ 135
Interest income on financial assets fair valued through other comprehensive income		122	119	86
Gain / (loss) on investments carried at fair value through profit or loss		34	18	24
Interest income on income tax refund	[1]	237
Exchange gains / (losses) on forward and options contracts		12	(80)	12
Exchange gains / (losses) on translation of other assets and liabilities		11	131	24
Others		24	40	27
Other income		$ 568	$ 335	$ 308

[1]	During the year ending March 31, 2024, the Company received orders under section 250 and 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2007-08 to 2015-16, 2017-18 and

2018-19. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $232 million along with the corresponding tax impact was recognized.